Acquisitions (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unaudited supplement pro forma operating data
Pro forma revenues	$ 769,323	$ 770,691
Pro forma loss from continuing operations	(33,573)	(144,698)
Pro forma income (loss) from discontinued operations	(18,961)	(87,654)
Pro forma net loss attributable to DDR common shareholders	$ (79,901)	$ (234,940)
Basic earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$ (0.23)	$ (0.71)
Loss from discontinued operations attributable to DDR common shareholders	$ (0.07)	$ (0.25)
Net loss attributable to DDR common shareholders	$ (0.30)	$ (0.96)
Diluted earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$ (0.31)	$ (0.71)
Loss from discontinued operations attributable to DDR common shareholders	$ (0.07)	$ (0.25)
Net loss attributable to DDR common shareholders	$ (0.38)	$ (0.96)